UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK‡ — 95.5%
	Shares	Value

CONSUMER DISCRETIONARY — 16.5%
Amazon.com*	3,770	$2,021,285
Comcast, Cl A	70,015	4,369,636
Delphi Automotive	53,020	4,139,801
Dollar Tree*	47,190	3,682,236
Home Depot	29,630	3,467,599
Netflix*	15,932	1,821,187
Priceline Group*	3,437	4,274,150
Twenty-First Century Fox, Cl A	106,090	3,659,044
VF	39,996	3,083,292
Walt Disney	37,250	4,470,000

		34,988,230

CONSUMER STAPLES — 6.4%
Coca-Cola Enterprises	67,150	3,430,022
Constellation Brands, Cl A	34,120	4,095,082
Costco Wholesale	19,690	2,860,957
Estee Lauder, Cl A	35,395	3,154,049

		13,540,110

ENERGY — 2.5%
Consol Energy	134,970	2,229,704
Valero Energy	46,900	3,076,640

		5,306,344

FINANCIALS — 5.5%
Citigroup	98,300	5,746,618
Discover Financial Services	49,220	2,746,968
State Street	42,760	3,273,706

		11,767,292

HEALTH CARE — 25.0%
AbbVie	107,960	7,558,279
Allergan*	13,604	4,504,965
Cardinal Health	32,410	2,754,202
Celgene*	52,610	6,905,062
Cooper	21,295	3,769,215
Jazz Pharmaceuticals*	33,882	6,513,476
Mylan*	72,020	4,032,400
STERIS	30,360	2,098,787
Teva Pharmaceutical Industries ADR	124,110	8,566,072
Thermo Fisher Scientific	19,910	2,778,042
Vertex Pharmaceuticals*	26,340	3,555,900

		53,036,400

INDUSTRIALS — 10.0%
AMETEK	38,070	2,019,613
Caterpillar	47,458	3,731,622
Nielsen	65,580	3,178,007
PACCAR	34,570	2,241,519
Textron	67,310	2,941,447
Union Pacific	36,570	3,568,866

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares/Face Amount	Value

INDUSTRIALS — continued
United Continental Holdings*	60,740	$3,425,129

		21,106,203

INFORMATION TECHNOLOGY — 26.5%
Adobe Systems*	39,920	3,273,041
Analog Devices	44,120	2,573,519
Apple	88,981	10,793,396
ARM Holdings PLC ADR	47,540	2,236,282
Cognizant Technology Solutions, Cl A*	31,230	1,970,613
EMC	94,870	2,551,054
Facebook, Cl A*	58,730	5,521,207
Google, Cl A*	6,922	4,551,215
Google, Cl C*	6,941	4,342,359
Lam Research	42,710	3,283,118
MasterCard, Cl A	33,480	3,260,952
Salesforce.com*	62,240	4,562,192
ServiceNow*	26,620	2,142,910
Visa, Cl A	68,200	5,138,188

		56,200,046

MATERIALS — 3.1%
Celanese, Cl A	42,850	2,824,672
Dow Chemical	79,080	3,721,505

		6,546,177

TOTAL COMMON STOCK (Cost $144,925,112)		202,490,802

TIME DEPOSIT — 1.3%
Brown Brothers Harriman 0.030%, 08/03/15 (Cost $2,845,793)	$2,845,793	2,845,793

TOTAL INVESTMENTS — 96.8% (Cost $147,770,905)†		$205,336,595

Percentages are based on Net Assets of $212,092,411.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $147,770,905, and the unrealized appreciation and depreciation were $61,049,995 and $(3,484,305), respectively.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$202,490,802	$—	$—	$202,490,802
Time Deposit	—	2,845,793	—	2,845,793

Total Investments in Securities	$202,490,802	$2,845,793	$—	$205,336,595

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JULY 31, 2015
(Unaudited)

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.6%
	Shares	Value

CONSUMER DISCRETIONARY — 14.8%
Comcast, Cl A	50,760	$3,167,932
Home Depot	25,770	3,015,863
Service International	104,230	3,180,057
Six Flags Entertainment	57,430	2,678,535
Wyndham Worldwide	40,150	3,313,178

		15,355,565

CONSUMER STAPLES — 5.2%
Dr Pepper Snapple Group	22,540	1,808,159
Kimberly-Clark	14,930	1,716,502
PepsiCo	18,650	1,796,927

		5,321,588

ENERGY — 6.9%
Marathon Petroleum	67,780	3,705,533
Valero Energy	52,510	3,444,656

		7,150,189

FINANCIALS — 16.5%
American International Group	48,010	3,078,401
Citigroup	41,050	2,399,783
Crown Castle International REIT	26,080	2,136,213
Discover Financial Services	36,100	2,014,741
First American Financial	77,130	3,129,935
PacWest Bancorp	43,730	2,024,262
Starwood Property Trust REIT	105,745	2,301,011

		17,084,346

HEALTH CARE — 16.1%
AbbVie	51,380	3,597,114
Bristol-Myers Squibb	36,350	2,386,014
GlaxoSmithKline ADR	65,820	2,859,221
Pfizer	85,990	3,100,799
Teva Pharmaceutical Industries ADR	69,000	4,762,380

		16,705,528

INDUSTRIALS — 12.1%
Caterpillar	27,240	2,141,881
Deluxe	32,110	2,068,847
ManpowerGroup	34,820	3,150,514
Robert Half International	46,070	2,535,232
Snap-on	15,680	2,584,064

		12,480,538

INFORMATION TECHNOLOGY — 23.9%
Analog Devices	38,230	2,229,956
Apple	34,592	4,196,010
Cisco Systems	97,570	2,772,939
International Business Machines	18,970	3,072,950
Jack Henry & Associates	32,940	2,301,189
Microsoft	65,620	3,064,454
Paychex	45,820	2,126,048

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares/Face Amount	Value
INFORMATION TECHNOLOGY — continued
QUALCOMM	47,190	$3,038,564
Texas Instruments	39,650	1,981,707

		24,783,817

MATERIALS — 2.1%
Celanese, Cl A	32,910	2,169,427

UTILITIES — 2.0%
American Water Works	40,480	2,101,317

TOTAL COMMON STOCK (Cost $89,985,229)		103,152,315

TIME DEPOSIT — 1.3%
Brown Brothers Harriman 0.030%, 08/03/15 (Cost $1,369,828)	$1,369,828	1,369,828

TOTAL INVESTMENTS — 100.9% (Cost $91,355,057)†		$104,522,143

Percentages are based on Net Assets of $103,542,675.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $91,355,057, and the unrealized appreciation and depreciation were $14,810,011 and $(1,642,925), respectively.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$103,152,315	$—	$—	$103,152,315

Time Deposit	—	1,369,828	—	1,369,828

Total Investments in Securities	$103,152,315	$1,369,828	$—	$104,522,143

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015